PROMISSORY NOTES PAYABLE (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Promissory Note A
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	$ 192,142
Value (US)	146,729
Amount repaid	68,140
Outstanding	136,280
Accrued interest	28,062
Accretion expense		8,715
Interest expense	19,227	8,340
Promissory Note B
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)		263,690
Value (US)
Amount repaid
Outstanding
Accrued interest
Accretion expense
Interest expense	40,280	1,950
Promissory Note C
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	817,935	644,020
Value (US)	600,188
Amount repaid
Outstanding
Accrued interest
Accretion expense	22,671	847
Interest expense	131,893	3,020
Promissory Note D
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	332,149	0
Value (US)
Amount repaid
Outstanding
Accrued interest
Accretion expense
Interest expense	92,165	0
Promissory Note E
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	260,988	0
Value (US)
Amount repaid
Outstanding
Accrued interest
Accretion expense	6,851	0
Interest expense	6,454	0
Promissory Note E-2
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	162,868	0
Value (US)
Amount repaid
Outstanding
Accrued interest
Accretion expense	805	0
Interest expense	1,461	0
Promissory Note E-3
DisclosureOfPromissoryNotesLineItems [Line Items]
Value (Canadian)	144,079	0
Value (US)
Amount repaid
Outstanding
Accrued interest
Accretion expense	771	0
Interest expense	$ 1,292	$ 0